Segment Reporting - Schedule of Geographic Information (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Geographic Information [Line Items]
Total long-live assets	$ 14,199,504	$ 20,611,880
Japan [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	6,879,404	13,932,880
The United States [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	3,479,298	4,353,220
Other overseas countries [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	2,684,961	609,037
Hong Kong [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	$ 1,155,841	$ 1,716,744